Average Annual Total Returns{- Fidelity® Equity-Income Fund} - 01.31 Fidelity Equity-Income Fund K PRO-09 - Fidelity® Equity-Income Fund	Fidelity Equity-Income Fund-Class K Return Before Taxes Past 1 year	Fidelity Equity-Income Fund-Class K Return Before Taxes Past 5 years	Fidelity Equity-Income Fund-Class K Return Before Taxes Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years
Total	6.87%	10.83%	9.68%	2.87%	9.74%	10.36%